Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Revenue [Abstract]
Performance obligation	$ 294,000
Percentage of remaining performance obligations	48.00%
Contract assets relate to unbilled receivables	$ 459	$ 570
Short term contract liability	$ 38,541